Loans (Average Investment in Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	$ 9,156	$ 9,908
Interest income recognized on an accrual basis on impaired loans	220	155
Interest income recognized on a cash basis on impaired loans	54	22
One-to-four-family [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	5,977	9,165
Interest income recognized on an accrual basis on impaired loans	95	118
Interest income recognized on a cash basis on impaired loans	45	19
Home equity and second mortgages [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	381	558
Interest income recognized on an accrual basis on impaired loans	10	11
Interest income recognized on a cash basis on impaired loans	2	2
Non-residential [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	1,653
Interest income recognized on an accrual basis on impaired loans	18
Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	1,144	175
Interest income recognized on an accrual basis on impaired loans	97	26
Interest income recognized on a cash basis on impaired loans	7	1
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	$ 1	$ 10